Accounts Payable and Accrued Expenses	6 Months Ended
Jun. 30, 2024
Accounts Payable and Accrued Expenses [Abstract]
ACCOUNTS PAYABLE AND ACCRUED EXPENSES

NOTE 6 — ACCOUNTS PAYABLE AND ACCRUED EXPENSES

Accounts payable and accrued expenses consist of professional fees. The accounts payable and accrued expenses as of June 30, 2024 and December 31, 2023 were $284,388 and $153,719, respectively, in the accompanying consolidated balance sheet.